Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000166439 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166439 | Textron
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166439 | RPM International
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166439 | NiSource
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Western Union
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Lamar Advertising
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000166439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000166439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000166439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000166439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166440 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166440 | Textron
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166440 | RPM International
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166440 | NiSource
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Western Union
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Lamar Advertising
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000166440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000166440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000166440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000166440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166441 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166441 | Textron
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166441 | RPM International
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166441 | NiSource
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Select Medical Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Western Union
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Lamar Advertising
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | MKS Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000166441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000166441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000166441 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000166441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166441 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%